Shareholder Report, Line Graph (Details) 190987_Buffalo Growth - Income Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jul. 01, 2019	Mar. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Buffalo Growth & Income Fund Institutional Class
Accumulated Value	$ 504,477	$ 470,167	$ 368,858	$ 384,384	$ 338,620	$ 219,149	$ 250,000	$ 553,317
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value	499,505	465,873	360,323	394,141	352,149	216,670	250,000	$ 589,843
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Index
Accumulated Value	$ 510,713	$ 473,668	$ 364,731	$ 398,149	$ 351,505	$ 218,887	$ 250,000	$ 601,336